TOWER CONSTRUCTION & TECHNICAL SERVICES, INC.	12 Months Ended
Dec. 31, 2019
Disclosure Of Acquisition Of Tower Construction Technical Services Inc [Abstract]
TOWER CONSTRUCTION & TECHNICAL SERVICES, INC.

6. TOWER CONSTRUCTION & TECHNICAL SERVICES, INC.

On October 18, 2017, the Company entered into an Escrow Agreement with the shareholders of Tower Construction & Technical Services, Inc. ("TCTS") to acquire 70% ownership interest in TCTS.

To obtain the 70% ownership interest, the Company committed to operate the business and manage its financial affairs. No cash consideration or equity instruments were issued on this acquisition. The Company determined that the acquisition of TCTS constituted a business combination as it has inputs, processes and outputs. As such, the Company has applied the acquisition method of accounting.

The following table presents assets and liabilities based on their estimated fair values, which is the same as the carrying values, at the date of the acquisition of 70% ownership interests:

$
Liabilities assumed:
Bank indebtedness	(52,042)
Accounts payable	(5,201)
Due to related parties	(127,655)
Net liabilities of TCTS	(184,898)
Net assets attributed to non-controlling interest	—
Net liabilities assumed	(184,898)

The excess of net liabilities over consideration paid was written off to loss on investments as the future profitability of TCTS is uncertain.

On March 1, 2019, the Company entered into an agreement to acquire the remaining 30% ownership interest of TCTS for total purchase price of $106,121 (US$80,000). As the Company previously controlled TCTS, the transaction resulted in a change to the Company ownership stake and was accounted for as an equity transaction. The $106,990 difference between the acquisition of $869 non-controlling interest and $106,121 fair value of consideration paid was recognized directly in deficit.

On August 1, 2019, the Company entered into a Joint Venture Agreement with a third party, Enervisa US LLC ("Enervisa") and sold 50% of outstanding shares of TCTS for $330,397 (US$250,000) to fund the operation of TCTS. The Company determines that the sale of the 50% of TCTS shares did not constitute a loss of control. The issuance of the shares is accounted for an equity transaction and resulting a non-controlling interest of $698,030. The non-controlling interest consists of $519,983 of Enervisa's share of TCTS's net loss for the period from January 1, 2019 to August 1, 2019 which is included in net attributable to non-controlling interests on the consolidated statement of changes in equity (deficiency). As at December 31, 2019, the Company has received $258,001 for the sale of 50% of the outstanding shares of TCTS.